N-2	12 Months Ended
Oct. 31, 2025
Cover [Abstract]
Entity Central Index Key	0001288795
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Clough Global Dividend and Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

INVESTMENT OBJECTIVE

There have been no changes in the Fund’s investment objective since the prior disclosure date that have not been approved by shareholders.

The Fund’s investment objective is to provide a high level of total return. The Fund seeks to pursue this objective by applying a fundamental research-driven investment process and will under normal circumstances invest at least 80% of its net assets, including any borrowings for investment purposes, in equity securities in both U.S. and non-U.S. markets of companies of any market capitalization. There is no assurance that the Fund will achieve its investment objective.

The Fund invests primarily in a managed mix of global equity securities. The Fund is flexibly managed so that, depending on the Fund’s investment adviser’s outlook, it sometimes will be more heavily invested in equity securities in U.S. markets or in equity securities in other markets around the world. Under normal circumstances, the Fund expects to invest in securities of issuers located in at least three countries (in addition to the United States). Unless market conditions are deemed unfavorable, the Fund expects that the market value of the Fund’s long and short positions in securities of issuers organized outside the United States and issuers doing a substantial amount of business outside the United States (greater than 50% of revenues derived from outside of the United States) will represent at least 40% of the Fund’s net assets. Investments in non-U.S. markets will be made primarily through liquid securities, including depositary receipts (which evidence ownership of underlying foreign securities) such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), and Exchange-Traded Funds (“ETFs”). The Fund may acquire put and call options and options on stock indices and enter into stock index futures contracts, certain credit derivatives transactions and short sales in connection with its equity investments. In connection with the Fund’s investments in debt securities, it may enter into related derivatives transactions such as interest rate futures, swaps and options thereon and certain credit derivatives transactions. The Fund may invest up to 20% of its total assets in fixed income securities, including both corporate and sovereign debt in both U.S. and non-U.S. markets. Investments in corporate debt, if any, may include both investment grade and non-investment grade securities. Investments in sovereign debt may also include bonds issued by countries considered emerging markets.

The Fund will not invest more than 33% of its total assets, at the time of acquisition, in securities (including equity and fixed income securities) of governments and companies in emerging markets. The Fund may also invest a portion of its assets in real estate investment trusts, or “REITs”, but the Fund does not expect that portion to be significant. The Fund will not invest more than 10% of its total assets in debt securities rated below investment grade (i.e., securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”)), or their equivalent as determined by Clough.

The Fund may use various hedging strategies for return generation, or to express a specific view on an industry or individual company. In addition to shorting to hedge equity risk, the Fund may utilize instruments including, for example, exchange traded funds (“ETFs”), derivative positions and U.S. Treasury securities as a means to seek to reduce volatility and limit exposure to market declines. These instruments can be effective in seeking to reduce volatility, and can help to prevent the Fund from selling long positions at sub-optimal times.

The Fund may also engage in frequent portfolio turnover.

The Fund will place a high priority on capital preservation and should the Fund’s investment adviser believe that extraordinary conditions affecting global financial markets warrant, the Fund may temporarily be primarily invested in money market securities or money market mutual funds. When the Fund is invested in these instruments for temporary or defensive purposes, it may not achieve its investment objective. The Fund may use a variety of investment techniques including shorting strategies, use of derivatives, and use of long-dated bonds, designed to capitalize on declines in the market price of equity securities or declines in market indices (e.g., the Fund may establish short positions in specific stocks or stock indices) based on the Fund’s investment adviser’s investment outlook. Subject to the requirements of the 1940 Act and the Internal Revenue Code of 1986, as amended (the “Code”), the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 30% of the value of its total assets. No assurances can be given that the Fund’s investment objective will be achieved.

PRINCIPAL INVESTMENT STRATEGIES

Clough believes that above average investment returns can be achieved when key, proprietary insights into industry or economic trends are discovered, and their significance understood, before they become obvious to other investors. Within this context, the investment process will focus on investing in a number of major global investment themes identified by Clough. Industry consolidation, technological change, an emerging shortage of a product or raw material which derives from a period of under-investment, changes in government regulation or major economic or investment cycles are examples of themes Clough would emphasize in its investment focus. Attractive investment themes will often be influenced by global trends, which make investments in certain industries across more than one geographic market likely.

Once attractive themes are identified, Clough will generally utilize a “bottom-up” research process to identify companies it believes are best positioned to benefit from those specific themes. Individual positions will be selected based upon a host of qualitative and quantitative factors, including, but not limited to, such factors as a company’s competitive position, quality of company management, quality and visibility of earnings and cash flow, balance sheet strength and relative valuation. This approach may provide investment opportunities in various levels of a company’s capital structure, including common and preferred stock, as well as corporate bonds, including convertible debt securities.

Under the Fund’s theme-oriented investment approach, the portfolio may be invested in only a relatively small number of industries. The Fund will attempt to diversify within its investment themes, as appropriate, to lower volatility. Individual equity positions on both the long and short side of the portfolio will typically be below 5% of total assets. The Fund also does not have restrictions on the levels of portfolio turnover. However, since major industry trends often last years, Clough believes that a theme-based investment approach can result in opportunities for tax efficient investing (as a result of lower portfolio turnover).

Clough believes that its theme-based portfolio strategy will present periods of time when Clough has a particularly high degree of confidence in the Fund’s investment positions. During these occasions, the Fund may purchase call options in order to enhance investment returns. The Fund may also purchase such options at other times if Clough believes it would be beneficial to the Fund to do so. The Fund’s use of such option strategies is expected to be opportunistic in nature and the Fund is not required to maintain any particular percentage of assets in call option premium. Call option premiums, when utilized, will typically be less than 12% of total assets.

Generally, securities will be purchased or sold by the Fund on national securities exchanges and in the over-the-counter market. From time to time, securities may be purchased or sold in private transactions, including securities that are not publicly traded or that are otherwise illiquid. Clough does not expect such investments to comprise more than 10% of the Fund’s total assets (determined at the time the investment is made).

Clough may invest the Fund’s cash balances in any investments it deems appropriate, including, without limitation and as permitted under the 1940 Act, money market funds, repurchase agreements, U.S. Treasury, U.S. agency securities, municipal bonds and bank accounts. Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program. Many of the considerations entering into Clough’s recommendations and the portfolio managers’ decisions are subjective.

The Fund’s portfolio will be actively managed and securities may be bought or sold on a daily basis. Investments may be added to the portfolio if they satisfy value-based criteria or contribute to the portfolio’s risk profile. Investments may be removed from the portfolio if Clough believes that their market value exceeds full value, they add inefficient risk or the initial investment thesis fails.

PORTFOLIO INVESTMENTS

Common Stocks

Common stock represents an equity ownership interest in an issuer. The Fund will have substantial exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in returns. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the prices of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for many reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuer occur. In addition, common stock prices may be sensitive to rising interest rates, as the costs of capital rise and borrowing costs increase.

Small and Medium Cap Companies

The Fund may invest in securities of small capitalization companies, currently considered by Clough to mean companies with market capitalization at or below $1 billion. It may also invest in medium capitalization companies, currently considered by Clough to mean companies with market capitalization of between $1 billion and $5 billion.

Preferred Stocks

Preferred stock, like common stock, represents an equity ownership in an issuer. Generally, preferred stock has a priority of claim over common stock in dividend payments and upon liquidation of the issuer. Unlike common stock, preferred stock does not usually have voting rights. Preferred stock in some instances is convertible into common stock.

Although they are equity securities, preferred stocks have certain characteristics of both debt and common stock. They are debt-like in that their promised income is contractually fixed. They are common stock-like in that they do not have rights to precipitate bankruptcy proceedings or collection activities in the event of missed payments. Furthermore, they have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

In order to be payable, dividends on preferred stock must be declared by the issuer’s board of directors or trustees. In addition, distributions on preferred stock may be subject to deferral and thus may not be automatically payable. Income payments on some preferred stocks are cumulative, causing dividends and distributions to accrue even if not declared by the board of directors or trustees or otherwise made payable. Other preferred stocks are non-cumulative, meaning that skipped dividends and distributions do not continue to accrue. There is no assurance that dividends on preferred stocks in which the Fund invests will be declared or otherwise made payable. The Fund may invest in non- cumulative preferred stock, although Clough would consider, among other factors, their non-cumulative nature in making any decision to purchase or sell such securities.

Shares of preferred stock have a liquidation value that generally equals the original purchase price at the date of issuance. The market values of preferred stock may be affected by favorable and unfavorable changes impacting the issuers’ industries or sectors. They may also be affected by actual and anticipated changes or ambiguities in the tax status of the security and by actual and anticipated changes or ambiguities in tax laws, such as changes in corporate and individual income tax rates.

Because the claim on an issuer’s earnings represented by preferred stock may become onerous when interest rates fall below the rate payable on the stock or for other reasons, the issuer may redeem preferred stock, generally after an initial period of call protection in which the stock is not redeemable. Thus, in declining interest rate environments in particular, the Fund’s holdings of higher dividend-paying preferred stocks may be reduced and the Fund may be unable to acquire securities paying comparable rates with the redemption proceeds.

Restricted and Illiquid Securities

Although the Fund will invest primarily in publicly traded securities, it may invest a portion of its assets (generally, no more than 15% of its value) in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”), or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the Securities Act, which is designed to further facilitate efficient trading among eligible institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A, and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the Securities Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity. The Fund has adopted procedures under which certain Rule 144A securities will not be deemed to be illiquid, if certain criteria are satisfied with respect to those securities and the market therefor. Foreign securities that can be freely sold in the markets in which they are principally traded are not considered by the Fund to be restricted. Regulation S under the Securities Act permits the sale abroad of securities that are not registered for sale in the United States. Repurchase agreements with maturities of more than seven days will be treated as illiquid.

Corporate Bonds, Government Debt Securities and Other Debt Securities

The Fund may invest in corporate bonds, debentures and other debt securities. Debt securities in which the Fund may invest may pay fixed or variable rates of interest. Bonds and other debt securities generally are issued by corporations and other issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and normally must repay the amount borrowed on or before maturity. Certain debt securities are “perpetual” in that they have no maturity date.

The Fund will invest in government debt securities, including those of emerging market issuers or of other non-U.S. issuers. These securities may be U.S. dollar-denominated on non-U.S. dollar-denominated and include: (a) debt obligations issued or guaranteed by foreign national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities; and (b) debt obligations of supranational entities. Government debt securities include: debt securities issued or guaranteed by governments, government agencies or instrumentalities and political subdivisions; debt securities issued by government owed, controlled or sponsored entities; interests in entities organized and operated for the purpose of restructuring the investment characteristics issued by the above-noted issuers; or debt securities issued by supranational entities such as the World Bank or the European Union. The Fund may also invest in securities denominated in currencies of emerging market countries. Emerging market debt securities generally are rated in the lower rating categories of recognized credit rating agencies or are unrated and considered to be of comparable quality to lower rated debt securities. A non-U.S. issuer of debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited resources in the event of a default. Some of these risks do not apply to issuers in large, more developed countries. These risks are more pronounced in investments in issuers in emerging markets or if the Fund invests significantly in one country.

The Fund will not invest more than 10% of its total assets in debt securities rated below investment grade (i.e., securities rated lower than Baa by Moody’s Investors Service, Inc. (“Moody’s”) or lower than BBB by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”)), or their equivalent as determined by Clough. These securities are commonly referred to as “junk bonds.” The foregoing credit quality policy applies only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.

Exchange Traded Funds

The Fund may invest in ETFs, which are investment companies that typically aim to track or replicate a desired index, such as a sector, market or global segment. Such ETFs are passively managed and their shares are traded on a national exchange or the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”). Certain ETFs are actively managed by a portfolio manager or management team that makes investment decisions without seeking to replicate the performance of a reference index. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit may sell the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. There can be no assurance that an ETF’s investment objective will be achieved. ETFs based on an index may not replicate and maintain exactly the composition and relative weightings of securities in the index. ETFs are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the ETF, will bear its pro rata portion of the ETF’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Foreign Securities

Under normal circumstances, the Fund intends to invest a portion of its assets in securities of issuers located in at least three countries (in addition to the United States). The value of foreign securities is affected by changes in currency rates, foreign tax laws (including withholding tax), government policies (in this country or abroad), relations between nations and trading, settlement, custodial and other operational risks. In addition, the costs of investing abroad are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than markets in the United States. As an alternative to holding foreign-traded securities, the Fund may invest in dollar-denominated securities of foreign companies that trade on U.S. exchanges or in the U.S. over-the- counter market (including depositary receipts as described below, which evidence ownership in underlying foreign securities, and ETFs as described above).

Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments, which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self- sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

The Fund may purchase ADRs, EDRs and GDRs, which are certificates evidencing ownership of shares of foreign issuers and are alternatives to purchasing directly the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer’s country. ADRs, EDRs and GDRs may be sponsored or unsponsored. Unsponsored receipts are established without the participation of the issuer. Unsponsored receipts may involve higher expenses, they may not pass-through voting or other shareholder rights, and they may be less liquid.

Real Estate Investment Trusts (REITs)

REITs are companies that own and manage real estate, including apartment buildings, offices, shopping centers, industrial buildings, and hotels. By investing in REITs, the Fund may gain exposure to the real estate market with greater liquidity and diversification than through direct ownership of property, which can be costly and require ongoing management and maintenance, and which can be difficult to convert into cash when needed. The Fund does not expect to invest a significant portion of its assets in REITs but does not have any investment restrictions with respect to such investments.

Warrants

The Fund may invest in equity and index warrants of domestic and international issuers. Equity warrants are securities that give the holder the right, but not the obligation, to subscribe for equity issues of the issuing company or a related company at a fixed price either on a certain date or during a set period. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities and Bonds with Warrants Attached

The Fund may invest in preferred stocks and fixed-income obligations that are convertible into common stocks of domestic and foreign issuers, and bonds issued as a unit with warrants to purchase equity or fixed income securities. Convertible securities in which the Fund may invest, comprised of both convertible debt and convertible preferred stock, may be converted at either a stated price or at a stated rate into underlying shares of common stock. Because of this feature, convertible securities generally enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities often provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in interest rates like bonds, and, in addition, fluctuates in relation to the underlying common stock.

Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds may also be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit the Fund to buy additional bonds at a favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

INVESTMENT TECHNIQUES

The Fund may, but is under no obligation to, from time to time employ a variety of investment techniques, including those described below, to hedge against fluctuations in the price of portfolio securities, to enhance total return or to provide a substitute for the purchase or sale of securities. Some of these techniques, such as purchases of put and call options, options on stock indices and stock index futures and entry into certain credit derivative transactions and short sales, may be used as hedges against or substitutes for investments in equity securities. Other techniques such as the purchase of interest rate futures and entry into transactions involving interest rate swaps, options on interest rate swaps and certain credit derivatives are hedges against or substitutes for investments in debt securities. The Fund’s ability to utilize any of the techniques described below may be limited by restrictions imposed on its operations in connection with obtaining and maintaining its qualification as a regulated investment company under the Code. Additionally, other factors (such as cost) may make it impractical or undesirable to use any of these investment techniques from time to time.

Options on Securities

In order to hedge against adverse market shifts, the Fund may utilize up to 12% of its total assets (in addition to the 12% limit applicable to options on stock indices described below) to purchase put and call options on securities. The Fund also may invest in call options, both on specific equity securities, as well as securities representing exposure to equity sectors or indices and fixed income indices, including options on indices and exchange traded funds (“ETFs”). In addition, the Fund may seek to increase its income or may hedge a portion of its portfolio investments through writing (i.e., selling) covered put and call options. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security or its equivalent covered by the option or its equivalent from the writer of the option at the stated exercise price. Under interpretations of the Securities and Exchange Commission currently in effect, which may change from time to time, a “covered” call option means that so long as the Fund is obligated as the writer of the option, it will own (1) the underlying instruments subject to the option, (2) instruments convertible or exchangeable into the instruments subject to the option or (3) a call option on the relevant instruments with an exercise price no higher than the exercise price on the call option written.

Similarly, the Securities and Exchange Commission currently requires that, to “cover” or support its obligation to purchase the underlying instruments if a put option is written by the Fund, the Fund must (1) deposit with its custodian in a segregated account liquid securities having a value at least equal to the exercise price of the underlying securities, (2) continue to own an equivalent number of puts of the same “series” (that is, puts on the same underlying security having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same “class” (that is, puts on the same underlying security) with exercise prices greater than those it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account) or (3) sell short the securities underlying the put option at the same or a higher price than the exercise price on the put option written.

The Fund will receive a premium when it writes put and call options, which increases the Fund’s return on the underlying security in the event the option expires unexercised or is closed out at a profit. By writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option for as long as the Fund’s obligation as the writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the excess of the security’s market value at the time of the option exercise over the Fund’s acquisition cost of the security, less the sum of the premium received for writing the option and the difference, if any, between the call price paid to the Fund and the Fund’s acquisition cost of the security. Thus, in some periods the Fund might receive less total return and in other periods greater total return from its hedged positions than it would have received from leaving its underlying securities unhedged.

The Fund may purchase and write options on securities that are listed on national securities exchanges or are traded over the counter, although it expects, under normal circumstances, to effect such transactions on national securities exchanges.

As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing sale transactions. In entering into a closing sale transaction, the Fund would sell an option of the same series as the one it has purchased. The ability of the Fund to enter into a closing sale transaction with respect to options purchased and to enter into a closing purchase transaction with respect to options sold depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires. The Fund’s ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange-traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Fund.

In purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying security, while in purchasing a call option, the Fund will seek to benefit from an increase in the market price of the underlying security. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying security remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the option will expire worthless. For the purchase of an option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs. Because option premiums paid by the Fund are small in relation to the market value of the instruments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund’s net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

Options on Stock Indices

The Fund may utilize up to 12% of its total assets (in addition to the 12% limit applicable to options on securities) to purchase put and call options on domestic stock indices to hedge against risks of market-wide price movements affecting its assets. The Fund also may invest in call options, both on specific equity securities, as well as securities representing exposure to equity sectors or indices and fixed income indices, including options on indices and exchange traded funds (“ETFs”). In addition, the Fund may write covered put and call options on stock indices. A stock index measures the movement of a certain group of stocks by assigning relative values to the common stocks included in the index. Options on stock indices are similar to options on securities. Because no underlying security can be delivered, however, the option represents the holder’s right to obtain from the writer, in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the exercise date. The advisability of using stock index options to hedge against the risk of market-wide movements will depend on the extent of diversification of the Fund’s investments and the sensitivity of its investments to factors influencing the underlying index. The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund’s securities investments correlate with price movements in the stock index selected. In addition, successful use by the Fund of options on stock indices will be subject to the ability of Clough to predict correctly changes in the relationship of the underlying index to the Fund’s portfolio holdings. No assurance can be given that Clough’s judgment in this respect will be correct.

When the Fund writes an option on a stock index, it will establish a segregated account with its custodian in which the Fund will deposit liquid securities in an amount equal to the market value of the option, and will maintain the account while the option is open.

Short Sales

The Fund intends to attempt to limit exposure to a possible market decline in the value of its portfolio securities through short sales of securities that Clough believes possess volatility characteristics similar to those being hedged. In addition, the Fund intends to use short sales for non-hedging purposes to pursue its investment objective. Subject to the requirements of the 1940 Act and the Code, the Fund will not make a short sale if, after giving effect to such sale, the market value of all securities sold short by the Fund exceeds 30% of the value of its total assets.

A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities.

The Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. The Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over of any payments received by the Fund on such security, the Fund may not receive any payments (including interest) on its collateral deposited with such broker-dealer.

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. Although the Fund’s gain is limited to the price at which it sold the security short, its potential loss is unlimited.

The Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. Short-selling exposes the Fund to unlimited risk with respect to that security due to the lack of an upper limit on the price to which an instrument can rise. Although the Fund reserves the right to utilize short sales, and currently intends to utilize short sales, Clough is under no obligation to utilize short sales at all.

Futures Contracts and Options on Futures Contracts

The Fund may enter into interest rate and stock index futures contracts and may purchase and sell put and call options on such futures contracts. The Fund will enter into such transactions for hedging and other appropriate risk-management purposes or to increase return, in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the Securities and Exchange Commission.

An interest rate futures contract is a standardized contract for the future delivery of a specified security (such as a U.S. Treasury Bond or U.S. Treasury Note) or its equivalent at a future date at a price set at the time of the contract. A stock index futures contract is an agreement to take or make delivery of an amount of cash equal to the difference between the value of the index at the beginning and at the end of the contract period. The Fund may only enter into futures contracts traded on regulated commodity exchanges.

Parties to a futures contract must make “initial margin” deposits to secure performance of the contract. There are also requirements to make “variation margin” deposits from time to time as the value of the futures contract fluctuates. Clough has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act (“CEA”) and, therefore, Clough will not be subject to registration or regulation as a commodity pool operator under the CEA. The Fund reserves the right to engage in transactions involving futures and options thereon and in accordance with the Fund’s policies. In addition, certain provisions of the Code may limit the extent to which the Fund may enter into futures contracts or engage in options transactions.

Pursuant to the views of the Securities and Exchange Commission currently in effect, which may change from time to time, with respect to futures contracts to purchase securities or stock indices, call options on futures contracts purchased by the Fund and put options on futures contracts written by the Fund, the Fund will set aside in a segregated account liquid securities with a value at least equal to the value of instruments underlying such futures contracts less the amount of initial margin on deposit for such contracts. The current view of the staff of the Securities and Exchange Commission is that the Fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or certain liquid assets held in a segregated account or “covered” in a manner similar to that described below for covered options on securities. However, even if “covered,” these instruments could have the effect of leveraging the Fund’s portfolio.

The Fund may either accept or make delivery of cash or the underlying instrument specified at the expiration of an interest rate futures contract or cash at the expiration of a stock index futures contract or, prior to expiration, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on the exchange on which the contract was entered into (or a linked exchange).

The Fund may purchase and write put and call options on interest rate futures contracts and stock index futures contracts in order to hedge all or a portion of its investments and may enter into closing purchase transactions with respect to options written by the Fund in order to terminate existing positions. There is no guarantee that such closing transactions can be effected at any particular time or at all. In addition, daily limits on price fluctuations on exchanges on which the Fund conducts its futures and options transactions may prevent the prompt liquidation of positions at the optimal time, thus subjecting the Fund to the potential of greater losses.

An option on an interest rate futures contract or stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser of the option the right, in return for the premium paid, to assume a position in a stock index futures contract or interest rate futures contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs).

With respect to options purchased by the Fund, there are no daily cash payments made by the Fund to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

While the Fund may enter into futures contracts and options on futures contracts for hedging purposes, the use of futures contracts and options on futures contracts might result in a poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell a portion of its underlying portfolio of securities in order to meet daily variation margin requirements on its futures contracts or options on futures contracts at a time when it might be disadvantageous to do so. There may be an imperfect correlation between the Fund’s portfolio holdings and futures contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Further, the Fund’s use of futures contracts and options on futures contracts to reduce risk involves costs and will be subject to Clough’s ability to predict correctly changes in interest rate relationships or other factors. No assurance can be given that Clough’s judgment in this respect will be correct.

When-Issued and Delayed Delivery Transactions

New issues of preferred and debt securities may be offered on a when-issued or delayed delivery basis, which means that delivery and payment for the security normally take place within 45 days after the date of the commitment to purchase. The payment obligation and the dividends that will be received on the security are fixed at the time the buyer enters into the commitment. The Fund will make commitments to purchase securities on a when-issued or delayed delivery basis only with the intention of acquiring the securities, but may sell these securities before the settlement date if Clough deems it advisable. No additional when-issued or delayed delivery commitments will be made if more than 20% of the Fund’s total assets would be so committed. Securities purchased on a when-issued or delayed delivery basis may be subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased or sold on a when-issued or delayed delivery basis may expose the Fund to risk because they may experience these fluctuations prior to their actual delivery. The Fund will not accrue income with respect to a debt security it has purchased on a when-issued or delayed delivery basis prior to its stated delivery date but will accrue income on a delayed delivery security it has sold. Purchasing or selling securities on a when-issued or delayed delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the Fund consisting of liquid securities equal at all times to the amount of the Fund’s when-issued and delayed delivery purchase commitments will be established and maintained with the Fund’s custodian. Placing securities rather than cash in the segregated account may have a leveraging effect on the Fund’s net asset value per share; that is, to the extent that the Fund remains substantially fully invested in securities at the same time that it has committed to purchase securities on a when-issued or delayed delivery basis, greater fluctuations in its net asset value per share may occur than if it has set aside cash to satisfy its purchase commitments.

Interest Rate Swaps and Options Thereon (“Swaptions”)

The Fund may enter into interest rate swap agreements and may purchase and sell put and call options on such swap agreements, commonly referred to as swaptions. The Fund will enter into such transactions for hedging some or all of its interest rate exposure in its holdings of preferred securities and debt securities. Interest rate swap agreements and swaptions are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the Securities and Exchange Commission.

An interest rate swap is an agreement between two parties where one party agrees to pay a contractually stated fixed income stream, usually denoted as a fixed percentage of an underlying “notional” amount, in exchange for receiving a variable income stream, usually based on the London Interbank Offered Rate (LIBOR), and denoted as a percentage of the underlying notional amount. From the perspective of a fixed rate payer, if interest rates rise, the payer will expect a rising level of income since the payer is a receiver of floating rate income. This would cause the value of the swap contract to rise in value, from the payer’s perspective, because the discounted present value of its obligatory payment stream is diminished at higher interest rates, all at the same time it is receiving higher income. Alternatively, if interest rates fall, the reverse occurs and it simultaneously faces the prospects of both a diminished floating rate income stream and a higher discounted present value of his fixed rate payment obligation. These value changes all work in reverse from the perspective of a fixed rate receiver.

A swaption is an agreement between two parties where one party purchases the right from the other party to enter into an interest rate swap at a specified date and for a specified “fixed rate” yield (or “exercise” yield). In a pay-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a payer of fixed rate and receiver of variable rate, while the writer of the swaption has the obligation to enter into the other side of the interest rate swap. In a received-fixed swaption, the holder of the swaption has the right to enter into an interest rate swap as a receiver of fixed rate and a payer of variable rate, while the writer of the swaption has the obligation to enter into the opposite side of the interest rate swap.

A pay-fixed swaption is analogous to a put option on Treasury securities in that it rises in value as interest rate swap yields rise. A receive- fixed swaption is analogous to a call option on Treasury securities in that it rises in value as interest rate swap yields decline. As with other options on securities, indices, or futures contracts, the price of any swaption will reflect both an intrinsic value component, which may be zero, and a time premium component. The intrinsic value component represents what the value of the swaption would be if it were immediately exercisable into the underlying interest rate swap. The intrinsic value component measures the degree to which an option is in- the-money, if at all. The time premium represents the difference between the actual price of the swaption and the intrinsic value.

It is customary market practice for swaptions to be “cash settled” rather than an actual position in an interest rate swap being established at the time of swaption expiration. For reasons set forth more fully below, Clough expects to enter strictly into cash settled swaptions (i.e., where the exercise value of the swaption is determined by reference to the market for interest rate swaps then prevailing).

Credit Derivatives

The Fund may enter into credit derivative transactions, either to hedge credit exposure or to gain exposure to an issuer or group of issuers more economically than can be achieved by investing directly in preferred or debt securities. Credit derivatives fall into two broad categories: credit default swaps and market spread swaps, both of which can reference either a single issuer or obligor or a portfolio of preferred and/or debt securities. In a credit default swap, which is the most common form of credit derivative, the purchaser of credit protection makes a periodic payment to the seller (swap counterparty) in exchange for a payment by the seller should a referenced security or loan, or a specified portion of a portfolio of such instruments, default during the life of the swap agreement. If there were a default event as specified in the swap agreement, the buyer either (i) would receive from the seller the difference between the par (or other agreed-upon) value of the referenced instrument(s) and the then-current market value of the instrument(s) or (ii) have the right to make delivery of the reference instrument to the counterparty. If there were no default, the buyer of credit protection would have spent the stream of payments and received no benefit from the contract. Market spread swaps are based on relative changes in market rates, such as the yield spread between a preferred security and a benchmark Treasury security, rather than default events.

In a market spread swap, two counterparties agree to exchange payments at future dates based on the spread between a reference security (or index) and a benchmark security (or index). The buyer (fixed-spread payer) would receive from the seller (fixed-spread receiver) the difference between the market rate and the reference rate at each payment date, if the market rate were above the reference rate. If the market rate were below the reference rate, then the buyer would pay to the seller the difference between the reference rate and the market rate. The Fund may utilize market spread swaps to “lock in” the yield (or price) of a security or index without having to purchase the reference security or index. Market spread swaps may also be used to mitigate the risk associated with a widening of the spread between the yield or price of a security in the Fund’s portfolio relative to a benchmark Treasury security. Market spread options, which are analogous to swaptions, give the buyer the right but not the obligation to buy (in the case of a call) or sell (in the case of a put) the referenced market spread at a fixed price from the seller. Similarly, the seller of a market spread option has the obligation to sell (in the case of a call) or buy (in the case of a put) the referenced market spread at a fixed price from the buyer. Credit derivatives are highly specialized investments and are not traded on or regulated by any securities exchange or regulated by the CFTC or the Securities and Exchange Commission.

Interest Rate Swaps, Swaptions and Credit Derivatives (General)

The pricing and valuation terms of interest rate swaps, swaptions and credit derivatives are not standardized and there is no clearinghouse whereby a party to any such derivative agreement can enter into an offsetting position to close out a contract. Interest rate swaps, swaptions and credit derivatives are usually (1) between an institutional investor and a broker-dealer firm or bank or (2) between institutional investors. In addition, substantially all swaps are entered into subject to the standards set forth by the International Swaps and Derivatives Association (“ISDA”). ISDA represents participants in the privately negotiated derivatives industry, helps formulate the investment industry’s position on regulatory and legislative issues, develops international contractual standards and offers arbitration on disputes concerning market practice.

Under the rating agency guidelines that would likely be imposed in connection with any issuance of preferred shares by the Fund, it is expected that the Fund would be authorized to enter into swaptions and to purchase credit default swaps without limitation but would be subject to limitation on entering into interest rate swap agreements or selling credit protection. Certain rating agency guidelines may be changed from time to time and it is expected that those relating to interest rate swaps, swaptions and credit derivatives would be able to be revised by the Board of Trustees, without shareholder vote of the Common Shares or the Fund’s preferred shares, so long as the relevant rating agency(ies) has given written notice that such revisions would not adversely affect the rating of the Fund’s preferred shares then in effect.

The Board of Trustees has currently limited the Fund’s use of interest rate and credit swaps and swaptions as follows: (1) swaps and swaptions must be U.S. dollar-denominated and used for hedging purposes only; (2) no more than 5% of the Fund’s total assets, at the time of purchase, may be invested in time premiums paid for swaptions; (3) swaps and swaptions must conform to the standards of the ISDA Master Agreement; and (4) the counterparty must be a bank or broker-dealer firm regulated under the laws of the United States that (a) is on a list approved by the Board of Trustees, (b) has capital of at least $100 million and (c) is rated investment grade by both Moody’s and S&P. These criteria can be modified by the Board of Trustees at any time in its discretion.

The market value of the Fund’s investments in credit derivatives and/or premiums paid therefor as a buyer of credit protection will not exceed 12% of the Fund’s total assets and the notional value of the credit exposure to which the Fund is subject when it sells credit derivatives will not exceed 33 1/3% of the Fund’s total assets. The Fund has no other investment restrictions with respect to credit derivatives.

Clough expects that the Fund will be subject to the initial and subsequent mark-to-market collateral requirements that are standard among ISDA participants. These requirements help insure that the party who is a net obligor at current market value has pledged for safekeeping, to the counterparty or its agent, sufficient collateral to cover any losses should the obligor become incapable, for whatever reason, of fulfilling its commitments under the swap or swaption agreements. This is analogous, in many respects, to the collateral requirements in place on regular futures and options exchanges. The Fund will be responsible for monitoring the market value of all derivative transactions to ensure that they are properly collateralized.

If Clough determines it is advisable for the Fund to enter into such transactions, the Fund will institute procedures for valuing interest rate swap, swaption, or credit derivative positions to which it is party. Interest rate swaps, swaptions, and credit derivatives will be valued by the counterparty to the swap or swaption in question. Such valuation will then be compared with the valuation provided by a broker-dealer or bank that is not a party to the contract. In the event of material discrepancies, the Fund has procedures in place for valuing the swap or swaption, subject to the direction of the Board of Trustees, which include reference to third-party information services, such as Bloomberg, and a comparison with Clough’s valuation models. The use of interest rate swaps, swaptions and credit derivatives, as the foregoing discussion suggests, is subject to risks and complexities beyond what might be encountered in standardized, exchange traded options and futures contracts. Such risks include operational risk, valuation risk, credit risk and /or counterparty risk (i.e., the risk that the counterparty cannot or will not perform its obligations under the agreement). In addition, at the time the interest rate swap, swaption or credit derivative reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Fund.

While the Fund may utilize interest rate swaps, swaptions, and credit derivatives for hedging purposes or to enhance total return, their use might result in poorer overall performance for the Fund than if it had not engaged in any such transactions. If, for example, the Fund had insufficient cash, it might have to sell or pledge a portion of its underlying portfolio of securities in order to meet daily mark-to-market collateralization requirements at a time when it might be disadvantageous to do so.

There may be an imperfect correlation between the Fund’s portfolio holdings and swaps, swaptions or credit derivatives entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Further, the Fund’s use of swaps, swaptions and credit derivatives to reduce risk involves costs and will be subject to Clough’s ability to predict correctly changes in interest rate relationships, volatility, credit quality or other factors. No assurance can be given that Clough’s judgment in this respect will be correct.

Temporary Investments

From time to time, as Clough deems warranted based on market conditions, the Fund may invest temporarily in cash, money market securities, money market mutual funds or cash equivalents, which may be inconsistent with the Fund’s investment objective. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. government obligations.

Portfolio Turnover

Although the Fund cannot accurately predict its portfolio turnover rate, it is likely to exceed 100% (excluding turnover of securities having a maturity of one year or less). A high turnover rate (100% or more) necessarily involves greater expenses to the Fund and may result in realization of net short-term capital gains.

Foreign Currency Transactions

The value of foreign assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used when a security denominated in a foreign currency is purchased or sold, or when the Fund anticipates receipt in a foreign currency of dividend or interest payments on such a security. A forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when Clough believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. The Fund may engage in cross-hedging by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency if Clough determines that there is an established historical pattern of correlation between the two currencies (or the basket of currencies and the underlying currency). Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. The Fund may use forward contracts to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Illiquid Securities

The Fund may invest in securities for which there is no readily available trading market or which are otherwise illiquid. Illiquid securities include securities legally restricted as to resale, such as commercial paper issued pursuant to Section 4(a)(2) of the Securities Act and securities eligible for resale pursuant to Rule 144A thereunder. Section 4(a)(2) and Rule 144A securities may, however, be treated as liquid by Clough pursuant to procedures adopted by the Board of Trustees, which require consideration of factors such as trading activity, availability of market quotations and number of dealers willing to purchase the security. If the Fund invests in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

It may be difficult to sell such securities at a price representing their fair value until such time as such securities may be sold publicly. Where registration is required, a considerable period may elapse between a decision to sell the securities and the time when it would be permitted to sell. Thus, the Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. The Fund may also acquire securities through private placements under which it may agree to contractual restrictions on the resale of such securities. Such restrictions might prevent their sale at a time when such sale would otherwise be desirable.

Repurchase Agreements

A repurchase agreement exists where the Fund sells a security (typically U.S. government securities) to a party for cash and agrees to buy the same security back on a specific date (typically the next business day) from the same party for cash. Repurchase agreements carry several risks. For instance, the Fund could incur a loss if the value of the security sold has increased more than the value of the cash and collateral held. In addition, the other party to the agreement may default, in which case the Fund would not re-acquire possession of the security and suffer full value loss (or incur costs when attempting to purchase a similar security from another party). Also, in a bankruptcy proceeding involving the other party, a court may determine that the security does not belong to the Fund and order that the security be used to pay off the debts of the bankrupt. The Fund will reduce the risk by requiring the other party to put up collateral, whose value is checked and reset daily. The Fund also intends only to deal with parties that appear to have the resources and the financial strength to live up to the terms of the agreement. Repurchase agreements are limited to 50% of the Fund’s assets. Cash held for securities sold by the Fund are not included in the Fund’s assets when making this calculation.

Risk Factors [Table Text Block]

RISKS

Investing in the Fund involves risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks before investing in the Fund.

Investment and Market Risk

An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Key Adviser Personnel Risk

The Fund’s ability to identify and invest in attractive opportunities is dependent upon Clough, its investment adviser. If one or more of the key individuals leaves Clough, Clough may not be able to hire qualified replacements at all, or may require an extended time to do so. This could prevent the Fund from achieving its investment objective.

Issuer Risk

The value of an issuer’s securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Sector Risk

From time to time, based on market or economic conditions, the Fund may have larger investment positions in one or more sectors of the market. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, its performance may be more sensitive to developments that significantly affect those sectors, industries, or sub-sectors. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Foreign Securities Risk

The Fund’s investments in securities of foreign issuers are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund’s securities. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. To the extent the Fund focuses its investments in a particular country or in countries within a particular geographic region, economic, political, regulatory and other conditions affecting such country or region may have a greater impact on the Fund than on more geographically diversified funds. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The Fund will not invest more than 33% of its assets, at the time of acquisition, in securities (including equity and fixed income securities) of governments and companies in emerging markets, but has no other investment restrictions with respect to investing in foreign issuers.

Emerging Markets Risk

Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

REIT Risk

If the Fund invests in REITs, such investment will subject the Fund to various risks. The first, real estate industry risk, is the risk that the REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. The second, investment style risk, is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.

Qualification as a REIT in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT, would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment.

The Fund does not expect to invest a significant portion of its assets in REITs but does not have any investment restrictions with respect to such investments.

Income Risk

The income Common Shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments, which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates of the Fund’s preferred stock holdings and any bond holdings and Common Shareholder’s income from the Fund could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage.

Non-Investment Grade Securities Risk

The Fund’s investments in preferred stocks and bonds of below investment grade quality (commonly referred to as “high yield” or “junk bonds”), if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, preferred stocks and bonds of below investment grade quality entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of below investment grade quality preferred stocks and bonds are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund’s net asset value and income distributions. The prices of these lower quality preferred stocks and bonds are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, such a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates. The Fund will not invest more than 10% of its total assets in securities rated below investment grade. The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.

Interest Rate Risk

Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise the market value of such securities generally will fall. The Fund’s investment in preferred stocks and fixed-rate debt securities means that the net asset value and price of the Common Shares may decline if market interest rates rise. Interest rates are currently low relative to historic levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem or prepay securities prior to maturity, which could result in the Fund’s having to reinvest in lower yielding debt securities or other types of securities. This is known as call or prepayment risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. This is known as extension risk. Investments in debt securities with longterm maturities may experience significant price declines if long-term interest rates increase. This is known as maturity risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates.

Hedging Strategy Risk

Certain of the investment techniques that the Fund may employ for hedging or, under certain circumstances, to increase income or total return will expose the Fund to risks. In addition to the hedging techniques described elsewhere (i.e., positions in Treasury Bond or Treasury Note futures contracts, use of options on these positions, positions in interest rate swaps, options thereon (“swaptions”), and credit derivatives), such investment techniques may include entering into interest rate and stock index futures contracts and options on interest rate and stock index futures contracts, purchasing and selling put and call options on securities and stock indices, purchasing and selling securities on a when-issued or delayed delivery basis, entering into repurchase agreements, lending portfolio securities and making short sales of securities “against the box.”

The Fund intends to comply with regulations of the Securities and Exchange Commission involving “covering” or segregating assets in connection with the Fund’s use of options and futures contracts.

There are economic costs of hedging reflected in the pricing of futures, swaps, options, and swaption contracts which can be significant, particularly when long-term interest rates are substantially above short-term interest rates, as is the case at present. The desirability of moderating these hedging costs will be a factor in Clough’s choice of hedging strategies, although costs will not be the exclusive consideration in selecting hedge instruments. In addition, the Fund may select individual investments based upon their potential for appreciation without regard to the effect on current income, in an attempt to mitigate the impact on the Fund’s assets of the expected normal cost of hedging.

There may be an imperfect correlation between changes in the value of the Fund’s portfolio holdings and hedging positions entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, the Fund’s success in using hedge instruments is subject to Clough’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings, and there can be no assurance that Clough’s judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

Credit Risk

Credit risk is the risk that an issuer of a preferred or debt security will become unable to meet its obligation to make dividend, interest and principal payments. In general, lower rated preferred or debt securities carry a greater degree of credit risk. If rating agencies lower their ratings of preferred or debt securities in the Fund’s portfolio, the value of those obligations could decline. In addition, the underlying revenue source for a preferred or debt security may be insufficient to pay dividends, interest or principal in a timely manner. Any default by an issuer of a preferred or debt security could have a negative impact on the Fund’s ability to pay dividends on Common Shares. Even if the issuer on may negatively affect its credit rating or presumed creditworthiness. These developments would adversely affect the market value of the issuer’s obligations or the value of credit derivatives if the Fund has sold credit protection.

Derivatives Risk

Derivative transactions (such as futures contracts and options thereon, options, swaps and short sales) subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for payments by the Fund of tax-advantaged dividends.

The Securities and Exchange Commission (SEC) recently adopted Rule 18f-4 under the Investment Company Act of 1940, as amended (1940 Act), which will regulate the use of derivatives for certain funds registered under the 1940 Act. Unless the Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 would require the Fund to have policies and procedures to manage its aggregate derivatives risk. These requirements could have an impact on the Fund, including a potential increase in cost to enter into derivatives transactions and may require the Fund to alter, perhaps materially, its use of derivatives.

Counterparty Risk

The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that the Fund uses over-the- counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund.

Small and Medium Cap Company Risk

Compared to investment companies that focus only on large capitalization companies, the Fund’s share price may be more volatile because it also invests in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have (i) more limited product lines or markets and less mature businesses, (ii) fewer capital resources, (iii) more limited management depth, and (iv) shorter operating histories. Further, compared to large cap stocks, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that Clough believes appropriate, and offer greater potential for gains and losses.

Leverage Risk

Leverage creates risks for holders of the Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares. There is a risk that fluctuations in the dividend rates on any preferred shares may adversely affect the return to the the Common Shareholders. If the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced and may not satisfy the level dividend rate distribution policy set by the Board of Trustees. Clough in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate in the circumstances.

Liquidity Risk

Restricted securities and other illiquid investments of the Fund involve the risk that the securities will not be able to be sold at the time desired by Clough or at prices approximating the value at which the Fund is carrying the securities. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Trustees of the Fund.

Inflation Risk

Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of preferred shares of the Fund would likely increase, which would tend to further reduce returns to Common Shareholders.

Market Price of Shares

The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Fund’s Common Shares may likewise trade at a discount from net asset value. The trading price of the Fund’s Common Shares may be less than the public offering price. The returns earned by Common Shareholders who sell their Common Shares below net asset value will be reduced.

Management Risk

The Fund is subject to management risk because it is an actively managed portfolio. Clough and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Disruption and Geopolitical Risk

The ongoing U.S. military and related actions in Iraq and Afghanistan and events in the Middle East and Ukraine, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets. The Fund cannot predict the effects of similar events in the future on the U.S. economy and securities markets. These military actions and related events, including the conflicts in the Middle East, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar disruptions of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

Pandemic Risks

An outbreak of Covid-19 respiratory disease caused by a novel coronavirus was first detected in late 2019 and subsequently spread globally in early 2020. The impact of the outbreak has been rapidly evolving, and cases of the virus have continued to be identified in most developed and emerging countries throughout the world. Many local, state, and national governments, as well as businesses, have reacted by instituting quarantines, border closures, restrictions on travel, and other measures designed to arrest the spread of the virus. The outbreak and public and private sector responses thereto have led to large portions of the populations of many nations working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, lack of availability of certain goods, and adversely impacted many industries. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. The impact of the coronavirus outbreak may last for an extended period of time and result in a substantial economic downturn. Pandemics, including the coronavirus outbreak, have resulted in a general decline in the global economy and negative effects on the performance of individual countries, industries, or sectors. Such negative impacts can be significant in unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the Fund’s investments, and on the overall performance of the Fund.

Preferred Securities Risk

In addition to credit risk, investment in preferred securities carries certain risks including:

Deferral Risk—Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Traditional preferreds also contain provisions that allow an issuer, under certain conditions to skip (in the case of “noncumulative preferreds”) or defer (in the case of “cumulative preferreds”), dividend payments. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions.

Redemption Risk—Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

Limited Voting Rights—Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue.

Subordination—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Liquidity—Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt, or common stocks.

Debt Securities Risk

In addition to credit risk, investment in debt securities carries certain risks including:

Redemption Risk—Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

Limited Voting Rights—Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

Liquidity—Certain debt securities may be substantially less liquid than many other securities, such as U.S. government securities or common stocks.

Anti-Takeover Provisions

The Fund’s Declaration of Trust includes provisions that could have the effect of inhibiting the Fund’s possible conversion to open-end status and limiting the ability of other entities or persons to acquire control of the Fund or the Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices.

Portfolio Turnover Risk

The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. The Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that its annual portfolio turnover rate will exceed 100% under normal market conditions, although it could be materially higher under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and generate short-term capital gains taxable as ordinary income.

Effects of Leverage [Text Block]

USE OF LEVERAGE

The Fund uses leverage through the issuance of preferred shares and/or through borrowings, including the issuance of debt securities. The Fund may use leverage of up to 33% of its total assets (including the amount obtained from leverage). The Fund generally will not use leverage if Clough anticipates that it would result in a lower return to Common Shareholders for any significant amount of time. The Fund also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions, which otherwise might require untimely dispositions of Fund securities.

Changes in the value of the Fund’s portfolio (including investments bought with the proceeds of the preferred shares offering or borrowing program) will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Fund’s investment portfolio, the leverage will decrease (or increase) the net asset value per share to a greater extent than if the Fund were not leveraged. During periods in which the Fund is using leverage, the fees paid to Clough for investment advisory services and to ALPS for administrative services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund’s total assets, including proceeds from borrowings and the issuance of preferred shares, which may create an incentive to leverage the Fund. The Fund’s issuance of preferred shares may alter the voting power of Common Shareholders.

Capital raised through leverage will be subject to dividend or interest payments, which may exceed the income and appreciation on the assets purchased. The issuance of preferred shares or entering into a borrowing program involves expenses and other costs and may limit the Fund’s freedom to pay dividends on Common Shares or to engage in other activities. The issuance of a class of preferred shares or incurrence of borrowings having priority over the Fund’s Common Shares creates an opportunity for greater return per Common Share, but at the same time such leveraging is a speculative technique in that it will increase the Fund’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with leverage proceeds exceed the associated costs of such preferred shares or borrowings (and other Fund expenses), the use of leverage will diminish the investment performance of the Fund’s Common Shares compared with what it would have been without leverage.

The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies that may issue ratings for any preferred shares issued by the Fund and by borrowing program covenants. These guidelines and covenants may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act. It is not anticipated that these covenants or guidelines will significantly impede Clough from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.

Under the 1940 Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares (i.e., such liquidation value may not exceed 50% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the net asset value of the Fund’s portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value. If preferred shares are issued, the Fund intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 200%. Though the Fund may issue preferred shares amounting to 50% leverage, it does not intend to exceed 33% leverage, at which point there will be an asset coverage of 303%. Initially, holders of the Common Shares will elect each of the eight Trustees of the Fund. If the Fund issues preferred shares, the holders of the preferred shares will elect two of the Trustees of the Fund. In the event the Fund failed to pay dividends on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees until the dividends are paid.

To qualify for federal income taxation as a “regulated investment company,” the Fund must distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term gain). The Fund also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax.

The Fund’s willingness to issue new securities for investment purposes, and the amount the Fund will issue, will depend on many factors, the most important of which are market conditions and interest rates. Successful use of a leveraging strategy may depend on Clough’s ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

For the period from November 1, 2024 to October 31, 2025, the average amount borrowed under the Credit Agreement was $16,712,329 at an average rate of 5.14%. As of October 31, 2025, the amount of outstanding borrowings was $21,000,000, the interest rate was 4.67% and the amount of pledged collateral was $40,989,480.

The following table is designed to illustrate the effect on the return to a holder of the Fund’s Common Shares of leverage in the amount of approximately 16.53% of the Fund’s total assets, assuming hypothetical annual returns of the Fund’s portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The below table assumes the annual leverage and fee rate of 4.67%.

Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Share Total Return	(15.10)%	(8.16)%	(1.21)%	5.73%	12.67%

In addition to the credit facility, the Fund may use a variety of additional strategies that would be viewed as potentially adding leverage to the portfolio. These include the sale of credit default swap contracts and the use of other derivative instruments, reverse repurchase agreements and the issuance of preferred shares. By adding additional leverage, these strategies have the potential to increase returns to Common Shareholders, but also involve additional risks. Additional leverage will increase the volatility of the Fund’s investment portfolio and could result in larger losses than if the strategies were not used. However, to the extent that the Fund enters into offsetting transactions or owns positions covering its obligations, the leveraging effect is expected to be minimized or eliminated.

During the time in which the Fund is utilizing leverage, the fees paid to Clough and the Administrator for services will be higher than if the Fund did not utilize leverage because the fees paid will be calculated based on the Fund’s total assets. Only the Fund’s holders of Common Shares bear the cost of the Fund’s fees and expenses.

Annual Interest Rate [Percent]	5.14%
Annual Interest Rate, Current [Percent]	4.67%
Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	(10.00)%	(5.00)%	0.00%	5.00%	10.00%
Common Share Total Return	(15.10)%	(8.16)%	(1.21)%	5.73%	12.67%

Return at Minus Ten [Percent]	(15.10%)
Return at Minus Five [Percent]	(8.16%)
Return at Zero [Percent]	(1.21%)
Return at Plus Five [Percent]	5.73%
Return at Plus Ten [Percent]	12.67%
Effects of Leverage, Purpose [Text Block]

The following table is designed to illustrate the effect on the return to a holder of the Fund’s Common Shares of leverage in the amount of approximately 16.53% of the Fund’s total assets, assuming hypothetical annual returns of the Fund’s portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The below table assumes the annual leverage and fee rate of 4.67%.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Oct. 31, 2025
Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Investment and Market Risk

An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Common Shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Key Adviser Personnel Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Key Adviser Personnel Risk

The Fund’s ability to identify and invest in attractive opportunities is dependent upon Clough, its investment adviser. If one or more of the key individuals leaves Clough, Clough may not be able to hire qualified replacements at all, or may require an extended time to do so. This could prevent the Fund from achieving its investment objective.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Issuer Risk

The value of an issuer’s securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sector Risk

From time to time, based on market or economic conditions, the Fund may have larger investment positions in one or more sectors of the market. To the extent the Fund invests more heavily in one sector, industry, or sub-sector of the market, its performance may be more sensitive to developments that significantly affect those sectors, industries, or sub-sectors. An individual sector, industry, or sub-sector of the market may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. The Fund’s performance could also be affected if the sectors, industries, or sub-sectors do not perform as expected. Alternatively, the lack of exposure to one or more sectors or industries may adversely affect performance.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Foreign Securities Risk

The Fund’s investments in securities of foreign issuers are subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, social, political and economic instability, differences in securities regulation and trading, expropriation or nationalization of assets, and foreign taxation issues. In addition, changes in government administrations or economic or monetary policies in the United States or abroad could result in appreciation or depreciation of the Fund’s securities. It may also be more difficult to obtain and enforce a judgment against a foreign issuer. To the extent the Fund focuses its investments in a particular country or in countries within a particular geographic region, economic, political, regulatory and other conditions affecting such country or region may have a greater impact on the Fund than on more geographically diversified funds. Any foreign investments made by the Fund must be made in compliance with U.S. and foreign currency restrictions and tax laws restricting the amounts and types of foreign investments. The Fund will not invest more than 33% of its assets, at the time of acquisition, in securities (including equity and fixed income securities) of governments and companies in emerging markets, but has no other investment restrictions with respect to investing in foreign issuers.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Emerging Markets Risk

Investing in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and in price volatility; and (iii) certain national policies which may restrict the Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests.

REIT Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

REIT Risk

If the Fund invests in REITs, such investment will subject the Fund to various risks. The first, real estate industry risk, is the risk that the REIT share prices will decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. The second, investment style risk, is the risk that returns from REITs, which typically are small or medium capitalization stocks, will trail returns from the overall stock market. The third, interest rate risk, is the risk that changes in interest rates may hurt real estate values or make REIT shares less attractive than other income producing investments.

Qualification as a REIT in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT, would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity. If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could drastically reduce the Fund’s yield on that investment.

The Fund does not expect to invest a significant portion of its assets in REITs but does not have any investment restrictions with respect to such investments.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Income Risk

The income Common Shareholders receive from the Fund is based primarily on the dividends and interest it earns from its investments, which can vary widely over the short and long term. If prevailing market interest rates drop, distribution rates of the Fund’s preferred stock holdings and any bond holdings and Common Shareholder’s income from the Fund could drop as well. The Fund’s income also would likely be affected adversely when prevailing short-term interest rates increase and the Fund is utilizing leverage.

Non-Investment Grade Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Investment Grade Securities Risk

The Fund’s investments in preferred stocks and bonds of below investment grade quality (commonly referred to as “high yield” or “junk bonds”), if any, are predominantly speculative because of the credit risk of their issuers. While offering a greater potential opportunity for capital appreciation and higher yields, preferred stocks and bonds of below investment grade quality entail greater potential price volatility and may be less liquid than higher-rated securities. Issuers of below investment grade quality preferred stocks and bonds are more likely to default on their payments of dividends/interest and liquidation value/principal owed to the Fund, and such defaults will reduce the Fund’s net asset value and income distributions. The prices of these lower quality preferred stocks and bonds are more sensitive to negative developments than higher rated securities. Adverse business conditions, such as a decline in the issuer’s revenues or an economic downturn, generally lead to a higher non-payment rate. In addition, such a security may lose significant value before a default occurs as the market adjusts to expected higher non-payment rates. The Fund will not invest more than 10% of its total assets in securities rated below investment grade. The foregoing credit quality policies apply only at the time a security is purchased, and the Fund is not required to dispose of securities already owned by the Fund in the event of a change in assessment of credit quality or the removal of a rating.

Hedging Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Hedging Strategy Risk

Certain of the investment techniques that the Fund may employ for hedging or, under certain circumstances, to increase income or total return will expose the Fund to risks. In addition to the hedging techniques described elsewhere (i.e., positions in Treasury Bond or Treasury Note futures contracts, use of options on these positions, positions in interest rate swaps, options thereon (“swaptions”), and credit derivatives), such investment techniques may include entering into interest rate and stock index futures contracts and options on interest rate and stock index futures contracts, purchasing and selling put and call options on securities and stock indices, purchasing and selling securities on a when-issued or delayed delivery basis, entering into repurchase agreements, lending portfolio securities and making short sales of securities “against the box.”

The Fund intends to comply with regulations of the Securities and Exchange Commission involving “covering” or segregating assets in connection with the Fund’s use of options and futures contracts.

There are economic costs of hedging reflected in the pricing of futures, swaps, options, and swaption contracts which can be significant, particularly when long-term interest rates are substantially above short-term interest rates, as is the case at present. The desirability of moderating these hedging costs will be a factor in Clough’s choice of hedging strategies, although costs will not be the exclusive consideration in selecting hedge instruments. In addition, the Fund may select individual investments based upon their potential for appreciation without regard to the effect on current income, in an attempt to mitigate the impact on the Fund’s assets of the expected normal cost of hedging.

There may be an imperfect correlation between changes in the value of the Fund’s portfolio holdings and hedging positions entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, the Fund’s success in using hedge instruments is subject to Clough’s ability to predict correctly changes in the relationships of such hedge instruments to the Fund’s portfolio holdings, and there can be no assurance that Clough’s judgment in this respect will be accurate. Consequently, the use of hedging transactions might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not hedged its portfolio holdings.

Credit Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Credit Risk

Credit risk is the risk that an issuer of a preferred or debt security will become unable to meet its obligation to make dividend, interest and principal payments. In general, lower rated preferred or debt securities carry a greater degree of credit risk. If rating agencies lower their ratings of preferred or debt securities in the Fund’s portfolio, the value of those obligations could decline. In addition, the underlying revenue source for a preferred or debt security may be insufficient to pay dividends, interest or principal in a timely manner. Any default by an issuer of a preferred or debt security could have a negative impact on the Fund’s ability to pay dividends on Common Shares. Even if the issuer on may negatively affect its credit rating or presumed creditworthiness. These developments would adversely affect the market value of the issuer’s obligations or the value of credit derivatives if the Fund has sold credit protection.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Derivatives Risk

Derivative transactions (such as futures contracts and options thereon, options, swaps and short sales) subject the Fund to increased risk of principal loss due to imperfect correlation or unexpected price or interest rate movements. The Fund also will be subject to credit risk with respect to the counterparties to the derivatives contracts purchased by the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances. As a general matter, dividends received on hedged stock positions are characterized as ordinary income and are not eligible for favorable tax treatment. In addition, use of derivatives may give rise to short-term capital gains and other income that would not qualify for payments by the Fund of tax-advantaged dividends.

The Securities and Exchange Commission (SEC) recently adopted Rule 18f-4 under the Investment Company Act of 1940, as amended (1940 Act), which will regulate the use of derivatives for certain funds registered under the 1940 Act. Unless the Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, the rule would, among other things, require the Fund to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If the Fund qualifies as a limited derivatives user, Rule 18f-4 would require the Fund to have policies and procedures to manage its aggregate derivatives risk. These requirements could have an impact on the Fund, including a potential increase in cost to enter into derivatives transactions and may require the Fund to alter, perhaps materially, its use of derivatives.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Counterparty Risk

The Fund runs the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of the Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that the Fund uses over-the- counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for the Fund.

Small and Medium Cap Company Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Small and Medium Cap Company Risk

Compared to investment companies that focus only on large capitalization companies, the Fund’s share price may be more volatile because it also invests in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have (i) more limited product lines or markets and less mature businesses, (ii) fewer capital resources, (iii) more limited management depth, and (iv) shorter operating histories. Further, compared to large cap stocks, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that Clough believes appropriate, and offer greater potential for gains and losses.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Leverage Risk

Leverage creates risks for holders of the Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares. There is a risk that fluctuations in the dividend rates on any preferred shares may adversely affect the return to the the Common Shareholders. If the income from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return on the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced and may not satisfy the level dividend rate distribution policy set by the Board of Trustees. Clough in its best judgment nevertheless may determine to maintain the Fund’s leveraged position if it deems such action to be appropriate in the circumstances.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Liquidity Risk

Restricted securities and other illiquid investments of the Fund involve the risk that the securities will not be able to be sold at the time desired by Clough or at prices approximating the value at which the Fund is carrying the securities. Where registration is required to sell a security, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists and other illiquid investments are valued at fair value as determined in accordance with procedures approved and periodically reviewed by the Trustees of the Fund.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Inflation Risk

Inflation risk is the risk that the purchasing power of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline. In addition, during any periods of rising inflation, dividend rates of preferred shares of the Fund would likely increase, which would tend to further reduce returns to Common Shareholders.

Market Price of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Price of Shares

The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Fund’s Common Shares may likewise trade at a discount from net asset value. The trading price of the Fund’s Common Shares may be less than the public offering price. The returns earned by Common Shareholders who sell their Common Shares below net asset value will be reduced.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Management Risk

The Fund is subject to management risk because it is an actively managed portfolio. Clough and the individual portfolio managers will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Market Disruption and Geopolitical Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risk

The ongoing U.S. military and related actions in Iraq and Afghanistan and events in the Middle East and Ukraine, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets. The Fund cannot predict the effects of similar events in the future on the U.S. economy and securities markets. These military actions and related events, including the conflicts in the Middle East, have led to increased short-term market volatility and may have long-term effects on U.S. and world economies and markets. Similar disruptions of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

Pandemic Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Pandemic Risks

An outbreak of Covid-19 respiratory disease caused by a novel coronavirus was first detected in late 2019 and subsequently spread globally in early 2020. The impact of the outbreak has been rapidly evolving, and cases of the virus have continued to be identified in most developed and emerging countries throughout the world. Many local, state, and national governments, as well as businesses, have reacted by instituting quarantines, border closures, restrictions on travel, and other measures designed to arrest the spread of the virus. The outbreak and public and private sector responses thereto have led to large portions of the populations of many nations working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, lack of availability of certain goods, and adversely impacted many industries. These circumstances are evolving, and further developments could result in additional disruptions and uncertainty. The impact of the coronavirus outbreak may last for an extended period of time and result in a substantial economic downturn. Pandemics, including the coronavirus outbreak, have resulted in a general decline in the global economy and negative effects on the performance of individual countries, industries, or sectors. Such negative impacts can be significant in unforeseen ways. Deteriorating economic fundamentals may in turn increase the risk of default or insolvency of particular companies, negatively impact market value, increase market volatility, cause credit spreads to widen, and reduce liquidity. All of these risks may have a material adverse effect on the performance and financial condition of the Fund’s investments, and on the overall performance of the Fund.

Preferred Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Preferred Securities Risk

In addition to credit risk, investment in preferred securities carries certain risks including:

Deferral Risk—Fully taxable or hybrid preferred securities typically contain provisions that allow an issuer, at its discretion, to defer distributions for up to 20 consecutive quarters. Traditional preferreds also contain provisions that allow an issuer, under certain conditions to skip (in the case of “noncumulative preferreds”) or defer (in the case of “cumulative preferreds”), dividend payments. If the Fund owns a preferred security that is deferring its distributions, the Fund may be required to report income for tax purposes while it is not receiving any distributions.

Redemption Risk—Preferred securities typically contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

Limited Voting Rights—Preferred securities typically do not provide any voting rights, except in cases when dividends are in arrears beyond a certain time period, which varies by issue.

Subordination—Preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt instruments.

Liquidity—Preferred securities may be substantially less liquid than many other securities, such as U.S. government securities, corporate debt, or common stocks.

Debt Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Debt Securities Risk

In addition to credit risk, investment in debt securities carries certain risks including:

Redemption Risk—Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

Limited Voting Rights—Debt securities typically do not provide any voting rights, except in cases when interest payments have not been made and the issuer is in default.

Liquidity—Certain debt securities may be substantially less liquid than many other securities, such as U.S. government securities or common stocks.

Anti-Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Anti-Takeover Provisions

The Fund’s Declaration of Trust includes provisions that could have the effect of inhibiting the Fund’s possible conversion to open-end status and limiting the ability of other entities or persons to acquire control of the Fund or the Board of Trustees. In certain circumstances, these provisions might also inhibit the ability of shareholders to sell their shares at a premium over prevailing market prices.

Portfolio Turnover Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk

The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. The Fund cannot accurately predict its securities portfolio turnover rate, but anticipates that its annual portfolio turnover rate will exceed 100% under normal market conditions, although it could be materially higher under certain conditions. Higher portfolio turnover rates could result in corresponding increases in brokerage commissions and generate short-term capital gains taxable as ordinary income.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Interest Rate Risk

Interest rate risk is the risk that preferred stocks paying fixed dividend rates and fixed-rate debt securities will decline in value because of changes in market interest rates. When interest rates rise the market value of such securities generally will fall. The Fund’s investment in preferred stocks and fixed-rate debt securities means that the net asset value and price of the Common Shares may decline if market interest rates rise. Interest rates are currently low relative to historic levels. During periods of declining interest rates, an issuer of preferred stock or fixed-rate debt securities may exercise its option to redeem or prepay securities prior to maturity, which could result in the Fund’s having to reinvest in lower yielding debt securities or other types of securities. This is known as call or prepayment risk. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected payments. This may lock in a below market yield, increase the security’s duration, and reduce the value of the security. This is known as extension risk. Investments in debt securities with longterm maturities may experience significant price declines if long-term interest rates increase. This is known as maturity risk. The value of the Fund’s common stock investments may also be influenced by changes in interest rates.